Other (Income)/Deductions - Net - Footnotes - Collaborative Arrangements (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Sep. 30, 2018	Apr. 01, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Apr. 30, 2018
Licensing Agreements [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Proceeds received from upfront payments and milestone payments			$ 118
Proceeds from licensing arrangement				$ 101	$ 33
Shire [Member] | Licensing Agreements [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Proceeds from licensing arrangement	$ 35	$ 75	110
Merck [Member] | Collaborative Arrangement [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Proceeds received from upfront payments and milestone payments			40	150
Phase 2b Ready AMPA Receptor Potentiator For CIAS [Member] | Disposed of by Sale, Not Discontinued Operations [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Cash received for disposition			85			$ 75
Distribution Rights [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Gain related to sale of intangible assets			$ 62	$ 85	$ 50